Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies
Significant Accounting Policies

(a)	Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The consolidated financial statements have been prepared under the historical cost convention, except for certain financial instruments that are measured at fair value, as described in (n) and (p) below. The accounting policies have been consistently applied throughout the year unless otherwise stated.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

The consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars, which is also the Company’s functional currency.

(b)	Basis of Consolidation

The wholly owned subsidiaries of the Company are consolidated to produce the financial results for the consolidated corporation. All intercompany transactions, balances, income and expenses on transactions between the subsidiaries are fully eliminated. Profits and losses resulting from intercompany transactions that were recognized are also fully eliminated.

These consolidated financial statements include the following wholly owned material subsidiaries of the Company: CLI, CPI, Concordia Financing (Jersey) Limited, Concordia Investments (Jersey) Limited, Amdipharm Holdings S.à R.L., Amdipharm AG, Amdipharm BV, Amdipharm Limited, Amdipharm Mercury Holdco UK Ltd., Amdipharm Mercury UK Ltd., Concordia Holdings (Jersey) Limited, Amdipharm Mercury International Limited, Concordia Investment Holdings (UK) Limited, Mercury Pharma Group Ltd., Abcur AB, Concordia International Rx (UK) Limited, Focus Pharma Holdings Limited, Focus Pharmaceuticals Limited, Mercury Pharma (Generics) Ltd., Mercury Pharmaceuticals (Ireland) Ltd., Mercury Pharma International Ltd., and Mercury Pharmaceuticals Ltd.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those followed by other members of the Company.

(c)	Comparative Financial Information

Certain prior period balances have been re-classified to conform with the current period financial statement presentation.

(d)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

The chief operating decision maker (“CODM”), who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer of the Company.

(e)	Business Combinations

Acquisitions have been accounted for as business combinations using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition-related transaction costs are recognized in income and comprehensive income as incurred. At the acquisition date, the identifiable assets acquired and the liabilities assumed are initially recognized at their fair value.

Goodwill is measured as the excess of the sum of the consideration transferred and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed.

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Changes in fair value that are not considered measurement adjustments are recognized through the consolidated statement of loss. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

Contingent consideration that is classified as a financial asset or a financial liability is remeasured at subsequent reporting dates, with the corresponding gain or loss being recognized in the consolidated statement of loss.

(f)	Foreign Currency Translation

The Company’s consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency. All of the Company’s significant subsidiaries report in U.S dollars with the exception of Concordia International and its subsidiaries which report primarily in Great British Pounds and certain others in Indian Rupees, Euros, South African Rand, United Arab Emirates Dirham, Hong Kong Dollars, Australian Dollars and Swedish Krona. Transactions in foreign currencies are initially recorded at the functional currency rate of exchange prevailing at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange prevailing at the balance sheet dates. All differences are taken to the consolidated statements of loss. Non-monetary items measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates in effect at the date when the fair value was determined.

The assets and liabilities of foreign operations are translated into U.S. dollars at the rate of exchange prevailing at the balance sheet dates, and their consolidated statements of loss are translated at exchange rates prevailing at the average exchange rate for the period. The exchange differences arising on the translation are taken directly to a separate component of equity (accumulated other comprehensive income (loss)). On disposal or dissolution of a foreign operation, the deferred cumulative amount recognized in equity relating to the particular foreign operation is recognized in the consolidated statements of loss.

(g)	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held with financial institutions and other short-term, highly liquid investments with maturities of three months or less that are readily convertible to cash and which are subject to an insignificant risk of changes in value.

Cash equivalents as at December 31, 2017 includes deposits held with major financial institutions of $73,712 (2016 - $305,980).

(h)	Inventory

Inventories consist of raw materials, work-in-progress and finished goods. Inventory, other than inventory acquired through a business combination, is valued at the lower of cost based on weighted average cost and net realizable value. Net realizable value is the estimated selling prices less applicable selling expenses and costs to complete the sale. If the carrying value exceeds the net realizable value, a write-down is recognized. A reserve is taken on inventory for quantities not expected to be consumed. This reserve offsets the inventory balance. Inventories acquired through business combinations are initially recognized at fair value.

(i)	Intangible assets

Intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. The assets are amortized using the straight line method over their estimated useful life, or using a declining balance approach if more appropriate based on the pattern in which the assets future economic benefits are expected to be consumed by the Company. The declining balance rate used by the Company for certain acquired product rights ranges between 10% and 50% annually. Amortization recorded on all other intangibles applied on a straight line basis is as follows:

Acquired product rights and manufacturing processes	7-35 years
Intellectual property	20 years
Customer list	4 years
Supplier contracts	5 years
Distribution contracts	5 years
Software and other intangibles	3-5 years

The estimated useful life is reviewed at the end of each reporting period with the effect of any changes in estimate being accounted for on a prospective basis.

In-process research & development ("IPR&D") acquired in a business combination is capitalized as an indefinite-lived intangible asset and accordingly is not amortized, but is tested for impairment on an annual basis or more frequently if there are indications that IPR&D may be impaired. When IPR&D is completed, the asset will be assigned a useful life and amortized, or when abandoned, written off as an impairment. Indefinite life intangible assets, including IPR&D, are measured at cost less accumulated impairment losses.

Costs incurred on development projects are recognized as intangible assets when technical feasibility has been met, management resources and intention to develop are committed, expenditures can be measured reliably and there is an expectation of future economic benefits. Other development expenditures are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Intellectual property acquired in a business combination is recognized separately as an intangible asset if it meets the definition of an intangible asset in accordance with IAS 38 and its fair value can be measured reliably.

All development costs with a finite useful life that have been capitalized are amortized from the commencement of the commercial production of the product on a straight-line basis over the period of its expected benefit.

(j)	Goodwill

Goodwill represents the excess fair value of consideration transferred over the fair value of the underlying net assets in a business combination, and is measured at cost less accumulated impairment losses. Goodwill is not amortized, but is tested for impairment on an annual basis or more frequently if there are indications that goodwill may be impaired. For the purposes of impairment testing, goodwill is allocated to each of the Company’s cash generating units (“CGU”) or group of CGU's, that are expected to benefit from the synergies of the acquisitions. If the recoverable amount of the CGU or group of CGU's is less than the carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill and then to other assets of the CGU or group of CGU's.

(k)	Impairment of Non-Financial Assets

The Company reviews assets such as property and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Intangible assets with indefinite lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they may be impaired.

For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Recoverable amount is the higher of an asset’s fair value less the cost of disposal and value in use, (being the present value of the expected future cash flows of the relevant asset or CGU), as determined by management.

Any impairment losses are recognized immediately in the consolidated statement of loss and comprehensive loss. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

(l)	Provisions

Provisions are recognized when present (legal or constructive) obligations as a result of a past event will lead to a probable outflow of economic resources and amounts can be estimated reliably. Provisions are measured at management’s best estimate of the expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are more prevalent within the Concordia North America segment when compared to the Concordia International segment. The provision level is also subject to factors such as product mix and customer mix which may result in higher levels of gross to net adjustment. Refer to Note 4, which provides further detail regarding the estimates involved in making provisions.

The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts. All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate. In those cases where the possible outflow of economic resources as a result of present obligations is considered remote, no liability has been recognized.

(m)	Net Investment Hedge

The Company has designated its Great British Pounds ("GBP" or "£") denominated term loan (refer to Note 14) as a net investment hedge with its investment in Concordia International as this loan was entered into at the time of the acquisition of the Concordia International segment and formed part of the consideration transferred. This term loan is carried at amortized cost, however foreign currency translation adjustments of the financial liability are recorded in other comprehensive loss at each reporting period on a net of tax basis, along with the associated cumulative translation adjustment associated with the hedged investment. There have been no amounts recorded in the consolidated statement of loss with respect to ineffective portions of the hedge or subsequent changes from the initial designation of the net investment hedge.

(n)	Derivative Financial Instruments

The Company's derivative financial instruments related to Currency Swaps that were terminated effective October 23, 2017 (refer to Note 13). Prior to termination the Currency Swaps were carried at fair value. The Company does not hold derivative financial instruments for trading or speculative purposes. The Company had designated certain cross currency swap agreements as qualifying hedging instruments and accounted for them as cash flow hedges pursuant to IAS 39, "Financial Instruments: Recognition and Measurement." These instruments subsequently became ineffective and therefore the Company no longer applied hedge accounting. The Company also had cross currency swap agreements where hedge accounting had not been applied.
Changes in the fair value of derivative financial instruments are reported in the consolidated statement of loss, except for foreign currency cash flow hedges that meet the conditions for hedge accounting. The portion of the gain or loss on the hedging instruments that are determined to be an effective hedge are recognized directly in other comprehensive loss, and the ineffective portion in the consolidated statement of loss. Gains or losses recognized in other comprehensive income are subsequently recognized in the statement of loss in the same period in which the hedged underlying transaction or firm commitment is recognized in the consolidated statement of loss.
In order to qualify for hedge accounting, the Company is required to document, at the inception of the hedge, the relationship between the item being hedged and the hedging instrument. The Company is also required to document and demonstrate an assessment of the relationship between the hedged item and the hedging instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is performed at the end of each reporting period to ensure that the hedge remains highly effective.

(o)	Income Taxes

Income taxes are comprised of current and deferred taxes. These taxes are accounted for using the liability method.

Current tax is recognized in connection with income for tax purposes, unrealized tax benefits, excluding interest in respect thereof, and the recovery of tax paid in a prior period. The determination of income for tax purposes requires interpretation of the relevant rules and judgment, therefore an unrealized tax benefit may arise in connection with taxation years that have not yet been reviewed by the relevant tax authority. If appropriate, an unrealized tax benefit will be realized in the reporting period in which the Company determines that realization is not in doubt. Current tax is measured at the tax rate applicable to the taxation period during which the income for tax purposes arose.

Deferred tax is recognized on the difference between the carrying amount of an asset or a liability, as reflected in the financial statements, and the corresponding tax base, used in the computation of income for tax purposes (“temporary difference”). A deferred tax liability is generally recognized for any temporary difference in respect of an asset where the carrying amount exceeds the tax base and in respect of a liability where the tax base exceeds the carrying amount. A deferred tax asset is generally recognized for any temporary difference in respect of an asset where the tax base exceeds the carrying amount, in respect of a liability where the carrying amount exceeds the tax base and to the extent that it is probable that income for tax purposes will be available from which the temporary difference can be deducted. Deferred tax is not recognized if a temporary difference arises in connection with goodwill or the initial recognition (other than in a business combination) of an asset or liability in a transaction that affects neither income for tax purposes nor income for accounting purposes.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient income for tax purposes will be available from which the temporary difference can be deducted. Deferred taxes are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that are enacted or substantively enacted during the reporting period and reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to realize the asset or settle the liability that gave rise to the temporary difference.

Income taxes are recognized in the consolidated statement of loss, except when they relate to an item that is recognized in other comprehensive loss or directly in equity, in which case, the taxes are also recognized in other comprehensive loss or directly in equity, respectively. Where income taxes arise from the initial accounting for a business combination, these are included in the accounting for the business combination.

(p)	Financial Instruments

The Company classifies all financial instruments as held-to-maturity, available-for-sale, fair value through profit or loss (“FVTPL”), loans and receivables or other liabilities. Financial assets held-to maturity, loans and receivables and financial liabilities other than those classified as FVTPL, are measured at amortized cost using the effective interest method. Available-for-sale instruments are measured at fair value with unrealized gains and losses recognized in other comprehensive income (loss). Financial liabilities are classified as either FVTPL or other financial liabilities. Financial liabilities are classified as FVTPL when the liability is either classified as held-for-trading or it is designated as FVTPL. A financial liability may be designated at FVTPL upon initial recognition if it forms part of a contract containing one or more embedded derivatives. Instruments classified as FVTPL are measured at fair value with unrealized gains and losses recognized in net income (loss). Other financial liabilities are subsequently measured at amortized cost using the effective interest method.

Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with all other financial liabilities are included in the initial carrying amount of the asset.

Financial assets and financial liabilities are recognized on the consolidated balance sheet when the Company becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognized when the Company transfers substantially all risks and rewards of ownership or the contractual rights to the cash flows expire. Financial liabilities are derecognized when the obligation is discharged, cancelled or expired.

The following table illustrates the classification and measurement of the Company’s financial instruments:

Financial Instruments	Loans and receivables at amortized cost	Other financial liabilities at amortized cost	FVTPL	Derivatives used for hedging - FVTPL	As at Dec 31, 2017
Cash and cash equivalents	327,030	—	—	—	327,030
Accounts receivable	146,028	—	—	—	146,028
Accounts payable and accrued liabilities	—	(201,913)	—	—	(201,913)
Provisions	—	(34,096)	—	—	(34,096)
Cross currency swap liability	—	(114,431)	—	—	(114,431)
Long-term debt	—	(3,688,418)	—	—	(3,688,418)
Purchase consideration payable	—	—	(8,384)	—	(8,384)
	473,058	(4,038,858)	(8,384)	—	(3,574,184)

Financial Instruments	Loans and receivables at amortized cost	Other financial liabilities at amortized cost	FVTPL	Derivatives used for hedging - FVTPL	As at Dec 31, 2016
Cash and cash equivalents	397,917	—	—	—	397,917
Accounts receivable	182,492	—	—	—	182,492
Interest receivable	20,444	—	—	—	20,444
Derivative contract assets	—	—	—	23,555	23,555
Accounts payable and accrued liabilities	—	(169,493)	—	—	(169,493)
Provisions	—	(27,234)	—	—	(27,234)
Long-term debt	—	(3,545,777)	—	—	(3,545,777)
Purchase consideration payable	—	(92,182)	(19,362)	—	(111,544)
Derivative contract liabilities	—	—	—	(27,854)	(27,854)
	600,853	(3,834,686)	(19,362)	(4,299)	(3,257,494)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability, or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1: Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Valuations based on directly or indirectly observable inputs in active markets for similar assets or liabilities, other than Level 1 prices, such as quoted interest or currency exchange rates; and

Level 3: Valuations based on significant inputs that are not derived from observable market data, such as discounted cash flow methodologies based on internal cash flow forecasts.

Derivative contract liabilities are considered as Level 2 financial instruments in the hierarchy. Purchase consideration payables are considered as Level 2 and Level 3 financial instruments in the hierarchy.

(q)	Share-based Compensation

The Company has a stock option plan as described in Note 17 that allows for the issuance of stock options to employees, directors, officers, and others as determined by the Company’s board of directors (the “Board of Directors”). Under IFRS, each option installment is treated as a separate option grant with graded-vesting features, forfeitures are estimated at the time of grant and revised if actual forfeitures are likely to differ from previous estimates, and options granted to parties other than employees are measured at their fair value on the date goods or services are received. Over the vesting period of the option grants, the fair value is recognized as compensation expense and a related credit is recorded as reserve for share-based compensation. The reserve for share-based compensation is reduced as options are exercised through a credit to share capital. The consideration paid by option holders is credited to share capital when the options are exercised.

The Company has a long term incentive plan as described in Note 17. For each Restricted Share Unit (“RSU”), Deferred Share Unit (“DSU”) or Performance Based RSU (“Performance Based RSU”) granted under the long-term incentive plan, the Company recognizes an expense equal to the market value of a Concordia common share at the date of grant based on the number of RSUs, DSUs and Performance Based RSUs expected to vest, recognized over the term of the vesting period, with a corresponding credit to reserve for share based compensation anticipated to be equity settled or a corresponding credit to a liability for those anticipated to be cash settled. Additional RSUs, DSUs or Performance Based RSUs are issued to reflect dividends declared on the common shares. Certain Performance Based RSUs are subject to market based vesting conditions and have been valued using a Monte Carlo valuation model. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of RSUs, DSUs or Performance Based RSUs that are expected to vest and, for RSUs, DSUs or Performance Based RSUs anticipated to be cash settled, changes in the market value of Concordia common shares. The effect of these changes is recognized in the period of the change. Vested RSUs, DSUs and Performance Based RSUs are settled either in Concordia common shares or in cash or a combination thereof at the discretion of the Company.

(r)	Earnings (Loss) Per Share

Basic earnings (loss) per share is calculated by dividing the net income by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the applicable net earnings by the sum of the weighted average number of shares outstanding during the year and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the year.

(s)	Revenue Recognition

Revenue is recognized in the consolidated statement of loss when goods are delivered and title has passed, at which time all the following conditions are satisfied:

•	the Company has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	the Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to the Company; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue represents the amounts receivable after the deduction of discounts, harmonized sales tax, value-added tax, other sales taxes, allowances given, provisions for chargebacks, other price adjustments and accruals for estimated future rebates and returns.

The Company operates in a number of different geographical segments, with different markets. Further detail by segment related to revenue recognition is described below:

Concordia North America segment

Revenue within the Concordia North America segment is primarily derived from two customer groups, those being wholesalers and Authorized Generic Partners (“AG Partners”). Revenue is recognized at the time of sale to the wholesaler and AG Partners as the following revenue recognition criteria have been met; 1) the wholesalers and AG Partners are responsible for setting their sales price to the final customer and collecting on their receivables; 2) the Company can reliably measure the amount of revenue to be recognized (this includes the impact of gross to net adjustments, including expected returns, wholesaler and retail inventory levels, prescription data, current market trends, competitor activity and historical experience); 3) the wholesalers and AG Partners are responsible for managing their customers; and 4) costs associated with the sale have been incurred at the time the product is sold to the wholesaler and the AG Partner. Revenue related to Photofrin® is concentrated primarily within the United States and operates through distributors. The point of revenue recognition is at the time the distributors receive the product. Revenue is recognized at this time as the distributor has no right of return, except for expired product (at which point they are entitled only to a replacement product), and full risk of ownership of the product has been transferred.

The Company also earns revenue from licensing and profit-sharing arrangements. Under these arrangements revenue is recognized on an accrual basis in accordance with the substance of the relevant agreement. Arrangements determined on a time basis are recognized on a straight-line basis over the period of the agreement. Arrangements that are based on production, sales and other measures are recognized by reference to the underlying arrangement.

Royalty income is recognized on an accrual basis in accordance with royalty agreements.

Concordia International segment

The Concordia International segment is similar to the Concordia North America segment, as revenue is recognized at the time of sale to the wholesalers, hospitals and pharmacies. The Concordia International segment is not subject to significant levels of gross to net adjustments. Revenue is recognized on either shipment or receipt by the customer depending on the contractual terms of the sales agreement.

(t)	Recent Accounting Pronouncements

The following pronouncements were issued by the International Accounting Standards Board ("IASB") or the IFRS Interpretations Committee. Those pronouncements that are not applicable or do not have a significant impact to the Company have been excluded from the summary below.

(i)	Recent accounting pronouncements not yet adopted

The following pronouncements have not yet been adopted by the Company and are being evaluated to determine the resultant impact, as summarized below.

Revenue Recognition

IFRS 15, "Revenue from Contracts with Customers" ("IFRS 15"), provides a comprehensive five-step revenue recognition model for all contracts with customers. IFRS 15 will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts. The IFRS 15 revenue recognition model requires management to exercise significant judgment and make estimates that affect revenue recognition. The new standard is based on the principle that revenue is recognized when control of a good or service transfers to a customer. The standard permits either a full retrospective or a modified retrospective approach for the adoption. IFRS 15 is effective for annual periods beginning on or after January 1, 2018, with earlier application permitted.

Management has assessed the effects of applying the new standard on the Company's financial statements and has identified the following areas that will be affected:

•
Accounting for variable consideration - IFRS 15 requires that the Company recognize revenue as performance obligations are satisfied to the extent there will not be a significant reversal in the future when the uncertainty surrounding any components of variable consideration is subsequently resolved. This has the potential to impact revenue recognition associated with the chargebacks, returns, rebates, prompt pay and other price adjustments components of contracts with the Company's customers. However, based on the analysis to date, it is assessed that variable consideration will not have a significant impact on the revenue recognition or measurement compared to current practice.

•
Accounting for sales to distributors - The Company currently recognizes certain revenue arrangements associated with sales to distributors using a ‘sell-through’ approach. Under the sell-through approach, revenue is not recognized until the product is sold to the end customer, either because inventory is on consignment at the distributor, or because the final selling price is not determinable until the product is sold to the end customer. Under IFRS 15, revenue is recognized upon the transfer of control to the customer, which requires the Company to apply judgment when determining at what point control has passed to the customer based on the indicators provided in the standard, which could impact the timing of revenue recognition. Based on the policies currently in place for revenue recognition and assessments undertaken to date, the Company has determined that there will not be a significant impact on the timing of revenue recognition for sell-through arrangements compared to current practice.

The new standard also introduces expanded disclosure requirements. These are expected to change the nature and extent of the Company’s disclosures about its contracts with customers and associated revenue recognition upon adoption of the new standard.

The Company will be adopting this standard using the modified retrospective approach.

Financial Instruments

The final version of IFRS 9, “Financial Instruments” (“IFRS 9”), was issued by the IASB in July 2014 and will replace IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 introduces a model for classification and measurement, a single, forward-looking “expected loss” impairment model and a substantially reformed approach to hedge accounting. The new single, principle-based approach for determining the classification of financial assets is driven by cash flow characteristics and the business model in which an asset is held. The new model also results in a single impairment model being applied to all financial instruments, which will require more timely recognition of expected credit losses. It also includes changes in respect of own credit risk in measuring liabilities elected to be measured at fair value, so that gains caused by the deterioration of an entity’s own credit risk on such liabilities are no longer recognized in profit or loss. IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

The Company has reviewed its financial assets and financial liabilities with respect to new guidance under IFRS 9. Accordingly, the Company has determined the new guidance will not affect the classification and measurement of its financial assets. Additionally, the Company does not expect significant impact on the accounting for its financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and which are subject to fair value changes as a result of entity's own credit risk. Presently, the Company has purchase consideration payable that is designated at fair value through profit and loss, however these financial liabilities are not subject to significant entity's own credit risk. Under IFRS 9 guidance, fair value changes attributable to entity's own credit risk would require recognition in other comprehensive income.

The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortised cost, debt instruments measured at fair value through other comprehensive income, contract assets under IFRS 15, lease receivables, loan commitments and certain financial guarantee contracts. Based on the assessments undertaken to date, the Company does not expect a significant increase in the loss allowance for trade debtors.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Company’s disclosures about its financial instruments, particularly in the year of the adoption of the new standard.

The Company will adopt the standard on the effective date of January 1, 2018. The standard will be implemented following the specific transitional requirements listed in the standard related to classification and measurement, impairments and hedge accounting. This results in prospective application.

Financial Instruments Disclosures

IFRS 7, “Financial Instruments: Disclosures” (“IFRS 7”), has been amended by the IASB to require additional disclosures on transition from IAS 39 to IFRS 9. The amendment to IFRS 7 is effective for periods beginning on or after January 1, 2018. The Company is currently evaluating the impact of adopting this standard on the consolidated financial statements.

Leases

IFRS 16, “Leases” (“IFRS 16”), sets out the principles for the recognition, measurement and disclosure of leases. IFRS 16 provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract. IFRS 16 introduces a single accounting model for all lessees and requires a lessee to recognize right-of-use assets and lease liabilities for leases with terms of more than 12-months, unless the underlying asset is of low value. Under IFRS 16, lessor accounting for operating and finance leases will remain substantially unchanged. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that apply IFRS 15. The Company is currently evaluating the impact of adopting this standard on the consolidated financial statements, however it does not expect the standard to have a significant impact due to the limited volume and magnitude of leases entered into by the Company.

Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23"). IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The IFRIC 23 interpretation specifically addresses whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. The Company is currently evaluating the impact of adopting this standard on the consolidated financial statements.

(ii)	Recent accounting pronouncements adopted

The Company continues to monitor changes to IFRS, including the amendments to IAS 1, “Presentation of Financial Statements”, and has implemented applicable IASB changes to standards, new interpretations and annual improvements.